Supplement (Retail, Vanguard Emerging Markets Select Stock Fund)	12 Months Ended
Oct. 31, 2012
Retail | Vanguard Emerging Markets Select Stock Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Emerging Markets Select Stock Fund

Supplement to the Prospectus and Summary Prospectus dated April 23, 2013

Important Change to Vanguard Emerging Markets Select Stock Fund

Effective immediately, the Fund's board of trustees has approved replacing the MSCI Emerging Markets Index with the FTSE Emerging Index as the broad-based comparative benchmark for the Fund and as the performance benchmark for the Fund's advisors. The board believes that the FTSE Emerging Index is a more suitable benchmark because it better represents the emerging markets universe. The Fund's investment objective and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The text under the heading 'Primary Investment Strategies' is replaced with the following:

The Fund invests mainly in equity securities of companies located in emerging markets. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets among companies located in emerging markets around the world. Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks of companies located in emerging markets. A company is considered to be located in an emerging market if it is organized under the laws of, or has a principal office in, an emerging country; has a class of securities whose principal securities market is in an emerging country; derives 50% or more of its total revenue from goods produced, sales made, or services provided in one or more emerging countries; or maintains 50% or more of its assets in one or more emerging countries.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 752 082013

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Trustees' Equity Fund
Central Index Key	dei_EntityCentralIndexKey	0000313850
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 12, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 12, 2013
Vanguard Emerging Markets Select Stock Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 23, 2013